SCHEDULE OF DOMESTIC AND FOREIGN COMPONENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Domestic (Cayman Islands)	$ (1,490,142)	$ (1,062,815)
Foreign	22,244,114	11,899,328	12,181,382
Income before income taxes	$ 20,753,972	$ 10,836,513	$ 12,181,382